Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net losses per share are presented as follows:

	Six Months Ended June 30,
	2022	2023
Net loss attributable to owners of the Company (RMB’000)	(401,281)	(211,960)
Weighted average number of ordinary shares outstanding	55,064,947	55,051,351
Basic and diluted net loss per share (RMB)	(7.3)	(3.9)